SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Significant Accounting Policies [Abstract]
Closing exchange rate	3,249.75	2,984.00	3,000.71
Average rate for the period ended at	2,956.55	2,951.21	3,053.20